Earnings per Share	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Earnings per Share
36.	Earnings per Share
(a) Basic earnings per share for the years ended December 31, 2019, 2020 and 2021 were as follows:

(in Won, except share information)	2019		2020	2021
Profit attribute to controlling interest	￦	1,864,405,092,477	1,581,207,551,926	6,606,727,454,113
Interests of hybrid bonds, net of tax		(6,669,999,999)	(6,688,273,972)	(6,669,999,999)
Weighted-average number of common shares outstanding(*1)		80,113,759	79,120,963	75,696,150

Basic earnings per share	￦	23,189	19,900	87,191

(*1)	The weighted-average number of common shares used to calculate basic earnings per share are as follows:

(shares)	2019	2020	2021
Total number of common shares issued	87,186,835	87,186,835	87,186,835
Weighted-average number of treasury shares	(7,073,076)	(8,065,872)	(11,490,685)

Weighted-average number of common shares outstanding	80,113,759	79,120,963	75,696,150

(b) Diluted earnings per share for the years ended December 31, 2019, 2020 and 2021 were as follows:

(in Won, except per share information)	2019		2020	2021
Profit attributable to controlling interest	￦	1,864,405,092,477	1,581,207,551,926	6,606,727,454,113
Interests of hybrid bonds, net of tax		(6,669,999,999)	(6,688,273,972)	(6,669,999,999)
Gain or loss from exchange rate on and revaluation of exchangeable bonds		—	—	(63,166,690,813)
Adjusted weighted-average number of common shares(*1)		80,113,759	79,120,963	76,688,340

Diluted earnings per share	￦	23,189	19,900	85,240

(*1)	The weighted-average number of common shares used to calculate diluted earnings per share are as follows:

(shares)	2019	2020	2021
Weighted-average number of common shares outstanding	80,113,759	79,120,963	75,696,150
Weighted-average number of potential common share	—	—	992,190

Adjusted weighted-average number of common shares	80,113,759	79,120,963	76,688,340

The Company holds exchangeable bonds as potential common stocks with a diluting effect as of December 31, 2021. Meanwhile, since there were no potential shares of common stock which had dilutive effects as of December 31, 2019 and 2020, diluted earnings per share is equal to basic earnings per share.